UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

  1700 California Street, Suite 335

 San Francisco, CA                                  94109

(Address of principal executive offices)             (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749 6565

Date of fiscal year end: May 31

Date of reporting period: July 1, 2007 – June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: Encompass Fund
Custodian Name: The Huntington National Bank, N.A.

3S BIO INC.

Ticker:	SSRX	Meeting Date:	10/17/2007
CUSIP	88575Y105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ADOPT COMPANY'S ANNUAL REPORT FOR FISCAL YEAR 2006.				FOR	FOR	WITH	ISSUER

2. ADOPT COMPANY'S CONSOLIDATED FINANCIAL STATEMENTS FY 2006.				FOR	FOR	WITH	ISSUER

3. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

ARIZONA STAR RESOURCE CORP.

Ticker:	AZS	Meeting Date:	10/23/2007
CUSIP	04059G106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

GOLDBROOK VENTURES INC.

Ticker:	GBKVF	Meeting Date:	12/7/2007
CUSIP	38076R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINT VILLENUVE & VENNE AS AUDITORS.				FOR	FOR	WITH	ISSUER

4.RATIFY AND APPROVE ROLLING STOCK OPTION PLAN				FOR	FOR	WITH	ISSUER

5. TRANSACT OTHER BUSINESS AS MAY COME BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

DAYSTAR TECHNOLOGIES, INC.

Ticker:	DSTI	Meeting Date:	12/11/2007
CUSIP	23962Q100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

CANETIC RESOURCES TRUST

Ticker:	CNE	Meeting Date:	1/8/2008
CUSIP	137513107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. VOTING ON A SPECIAL RESOLUTION.				FOR	FOR	WITH	ISSUER

TD AMERITRADE HOLDING CORPORATION

Ticker:	AMTD	Meeting Date:	2/20/2008
CUSIP	87236Y108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

TYCO ELECTRONICS LTD.

Ticker:	TEL	Meeting Date:	3/10/2008
CUSIP	G9144P105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

TYCO INTERNATIONAL LTD.

Ticker:	TYC	Meeting Date:	3/13/2008
CUSIP	G9143X208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. AMENDMENTS TO COMPANY'S BYE-LAWS.				FOR	FOR	WITH	ISSUER

COVIDIEN LTD.

Ticker:	COV	Meeting Date:	3/18/2008
CUSIP	G2552X108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF INDEPENDENT AUDITORS AND REMUNERATION.				FOR	FOR	WITH	ISSUER

PEABODY ENERGY CORPORATION

Ticker:	BTU	Meeting Date:	5/8/2008
CUSIP	P55934010

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. APPROVAL TO DECLASSIFY DIRECTORS.				FOR	FOR	WITH	ISSUER

4. APPROVAL 2008 MANAGEMENT INCENTIVE COMPENSATION PLAN.				FOR	FOR	WITH	ISSUER

WYNDHAM WORLDWIDE CORPORATION

Ticker:	WYN	Meeting Date:	4/24/2008
CUSIP	98310W108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS FY 2008.				FOR	FOR	WITH	ISSUER

PARKER DRILLING COMPANY

Ticker:	PKD	Meeting Date:	4/24/2008
CUSIP	701081101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO AMEND 2005 LONG-TERM INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

3. RATIFY APPOINTMENT OF KPMG AS AUDITORS FOR FY 2008.				FOR	FOR	WITH	ISSUER

TALISMAN ENERGY INC.

Ticker:	CRCUF	Meeting Date:	4/29/2008
CUSIP	13722D101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. REMUNERATION TO BE PAID TO AUDITOR.				FOR	FOR	WITH	ISSUER

4. RATIFY AND CONFIRM SHAREHOLDERS RIGHTS PLAN DTD 4-30-2005.				FOR	FOR	WITH	ISSUER

5. SPECIAL RESOLUTION REGARDING PLAN OF ARRANGEMENT.				FOR	FOR	WITH	ISSUER

TALISMAN ENERGY INC.

Ticker:	TLM	Meeting Date:	4/30/2008
CUSIP	87425 E103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. REAPPOINTMENT ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. CONTINUATION OF SHAREHOLDERS RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

KKR FINANCIAL HOLDINGS LLC

Ticker:	KFN	Meeting Date:	5/1/2008
CUSIP	48248A306

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS FY 2008.				FOR	FOR	WITH	ISSUER

MONMOUTH REAL ESTATE INVESTMENT CORP.

Ticker:	MNRTA	Meeting Date:	5/1/2008
CUSIP	609720107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF REZNICK GROUP AS AUDITORS FY 9-30-08				FOR	FOR	WITH	ISSUER

FRONTEER DEVELOPMENT CORP.

Ticker:	FRG	Meeting Date:	5/6/2008
CUSIP	35903Q106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

CLAUDE RESOURCES INC.

Ticker:	CGR	Meeting Date:	5/9/2008
CUSIP	182873109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

ASHFORD HOSPITALITY TRUST INC.

Ticker:	AHT	Meeting Date:	5/13/2008
CUSIP	44103109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR FY 2008.				FOR	FOR	WITH	ISSUER

3. APPROVE AMENDMENTS TO 2003 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

YAMANA GOLD INC.

Ticker:	AUY	Meeting Date:	5/14/2008
CUSIP	98462Y100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. INCREASE NUMBER OF DIRECTORS TO MAXIMUM OF 15.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS .				FOR	FOR	WITH	ISSUER

4. ADOPTION OF THE RESTRICTED SHARE UNIT PLAN.				FOR	FOR	WITH	ISSUER

5. CONFIRMATION OF THE NEW GENERAL BY-LAW.				FOR	FOR	WITH	ISSUER

AEGEAN MARINE PETROLEUM NETWORK INC.

Ticker:	ANW	Meeting Date:	5/14/2008
CUSIP	Y0017S102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS AS AUDITORS .				FOR	FOR	WITH	ISSUER

GLOBAL INDUSTRIES, LTD

Ticker:	GLBL	Meeting Date:	5/14/2008
CUSIP	379336100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS .				FOR	FOR	WITH	ISSUER

SLIVER WHEATON CORP.

Ticker:	SLW	Meeting Date:	5/14/2008
CUSIP	828336107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS .				FOR	FOR	WITH	ISSUER

3. RESOLUTION CONFIRMING NEW GENERAL BY-LAW.				FOR	FOR	WITH	ISSUER

CAMECO CORPORATION

Ticker:	CCJ	Meeting Date:	5/15/2008
CUSIP	13321L108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. SHAREHOLDER PROPOSAL.				FOR	FOR	WITH	ISSUER

HORSEHEAD HOLDING CORP.

Ticker:	ZINC	Meeting Date:	5/15/2008
CUSIP	440694305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

PETROHAWK ENERGY CORPORATION

Ticker:	HK	Meeting Date:	5/20/2008
CUSIP	716495106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS .				FOR	FOR	WITH	ISSUER

LEXINGTON REALTY TRUST

Ticker:	LXP	Meeting Date:	5/20/2008
CUSIP	529043101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. TO TRANSACT OTHER BUSINESS BEFORE THE ANNUAL MEETING.				FOR	FOR	WITH	ISSUER

NORTHWESTERN CORPORATION

Ticker:	N WE	Meeting Date:	5/21/2008
CUSIP	668074305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS .				FOR	FOR	WITH	ISSUER

EXETER RESOURCE CORPORATION

Ticker:	XRA	Meeting Date:	5/23/2008
CUSIP	301835104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. DETERMINE THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

4. APPROVE AN AMENDMENT TO THE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVE THE AWARD OF 200,000 SHARES @ 3.64 FOR CHOLAKOS.				FOR	FOR	WITH	ISSUER

6. TO TRANSACT OTHER BUSINESS BEFORE THE ANNUAL MEETING.				FOR	FOR	WITH	ISSUER

CANADIAN ROYALTIES INC.

Ticker:	CRYAF	Meeting Date:	5/28/2008
CUSIP	136551108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINT RAYMOND CHABOT GRANT THORNTON AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. APPROVE AMENDMENT TO SHAREHOLDERS RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVE IMPLEMENTATION 2008 STOCK OPTION INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

ISTAR FINANCIAL INC.

Ticker:	SFI	Meeting Date:	5/28/2008
CUSIP	45031U101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RE-AUTHORIZATION OF THE ISSUANCE OF COMMON STOCK EQUIVALENTS				FOR	FOR	WITH	ISSUER
TO NON-EMPLOYEE DIRECTOR'S UNDER DIRECTOR'S DEFERRAL PLAN.

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

NOVAGOLD RESOURCES INC.

Ticker:	NG	Meeting Date:	5/28/2008
CUSIP	66987 E206

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

DOUBLE EAGLE PETROLEUM CO.

Ticker:	DBLE	Meeting Date:	5/29/2008
CUSIP	258570209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. AUTHORIZE ADJOURNMENT OR POSTPONEMENT OF MEETING.				FOR	FOR	WITH	ISSUER

3. TO VOTE ON OTHER BUSINESS BEFORE THE ANNUAL MEETING.				FOR	FOR	WITH	ISSUER

CRESCENT POINT ENERGY TRUST

Ticker:	CPGCF	Meeting Date:	5/30/2008
CUSIP	225908102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

4. APPROVAL TO THE AMENDMENT OF THE RESTRICTED UNIT BONUS PLAN.				FOR	FOR	WITH	ISSUER

ENDEAVOR SILVER CORP.

Ticker:	EXK	Meeting Date:	6/3/2008
CUSIP	29258Y103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. APPROVE RESOLUTION AMENDING INCENTIVE STOCK OPTION PLAN				FOR	FOR	WITH	ISSUER
INCREASING NUMBER OF SHARES TO 9,800,000 COMMON SHARES.

DELCATH SYSTEMS, INC.

Ticker:	DCTH	Meeting Date:	6/4/2008
CUSIP	24661P104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY CARLIN, CHARRON & ROSEN LLP AS AUDITORS FY 2008.				FOR	FOR	WITH	ISSUER

CRYSTAL RIVER CAPITAL, INC.

Ticker:	CRZ	Meeting Date:	6/10/2008
CUSIP	229393301

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR FY 2008.				FOR	FOR	WITH	ISSUER

U.S. GOLD CORPORATION

Ticker:	UXG	Meeting Date:	6/12/2008
CUSIP	912023207

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

U.S. GOLD CANADIAN ACQUISITION CORPORATION

Ticker:	USGCF	Meeting Date:	6/12/2008
CUSIP	90390R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF IAN BALL AS A DIRECTOR OF EXCHANGE CO.				FOR	FOR	WITH	ISSUER

U.S. GOLD CANADIAN ACQUISITION CORPORATION

Ticker:	USGCF	Meeting Date:	6/12/2008
CUSIP	90390R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

SEABRIDGE GOLD INC.

Ticker:	SA	Meeting Date:	6/18/2008
CUSIP	811916105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. FIX AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

4. AMEND BY-LAW NO. 1.				FOR	FOR	WITH	ISSUER

5 APPROVE INCREASE IN STOCK OPTION PLAN SHARES TO 650,000.				FOR	FOR	WITH	ISSUER

6. APPROVE AMENDMENTS TO SOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

7. APPROVE GRANTS OF 150,000 STOCK OPTIONS.				FOR	FOR	WITH	ISSUER

8. GIVE ADVANCE APPROVAL TO ADOPTION OF NEW STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

9. TRANSACT OTHER BUSINESS AT THE ANNUAL MEETING.				FOR	FOR	WITH	ISSUER

TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:	TEVA	Meeting Date:	6/29/2008
CUSIP	881624209

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE AND DISCUSS CONSOLIDATED BALANCE SHEET.				FOR	FOR	WITH	ISSUER

2. APPROVE CASH DIVIDEND FOR THE YEAR ENDED 2007.				FOR	FOR	WITH	ISSUER

3. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

4. APPOINT DR. LEORA MERIDOR AS INDEPENDENT DIRECTOR.				FOR	FOR	WITH	ISSUER

5. APPROVE PURCHASE OF LIABILITY INSURANCE FOR DIRECTORS.				FOR	FOR	WITH	ISSUER

6. APPROVE INCREASE IN MEETING REMUNERATION PAID TO DIRECTORS.				FOR	FOR	WITH	ISSUER

7. APPROVE 2008 EMPLOYEE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

8. APPOINT KESSELMAN & KESSELMAN AS AUDITORS.				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen, President

Date:          8/22/08